Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 5,534	$ 3,310
Amortization of debt issuance costs	237	120
Other	30	12
Total	5,801	3,442
Interest and Finance Costs - Related Party [Abstract]
Amortization of debt issuance costs related party	11	0
Convertible notes amortization of debt discount	748	376
Total	1,900	937
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	380	0
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	$ 761	$ 561